CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (unaudited) (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Common Stock [Member]
Vesting of restricted stock units, accrual	$ 872,387